Equity Incentive Plan - Schedule of Stock Options (Details) - Previously Reported [Member] - $ / shares		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Options [Line Items]
Adjustment to options outstanding, shares		11,455,000
Adjustment to options outstanding, Weighted-average exercise price		$ 3,000.000
Options granted, shares		86,700	400,000
Options granted, Weighted-average exercise price		$ 0.7	$ 0.01
Options granted, Weighted-average remaining contractual life
Options exercised, shares
Options exercised, Weighted-average exercise price
Options exercised, Weighted-average remaining contractual life
Options cancelled, Weighted-average remaining contractual life
Options outstanding, shares ending balance	13,060,760	25,002,460	13,460,760
Options outstanding, Weighted-average exercise price	$ 0.01	$ 0.009	$ 0.01
Options outstanding, Weighted-average remaining contractual life ending balance	9 years 4 months 2 days	6 years 2 months 19 days	8 years 3 months 14 days
Vested, shares		22,615,760
Vested, Weighted-average exercise price		$ 0.006
Vested, Weighted-average remaining contractual life		6 years 7 months 17 days